Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,092,000
Previously Paid Amount	0.00
Total Fee Amount	150.81
Total Offset Amount	0.00
Net Fee	150.81
Narrative - Max Aggregate Offering Price	$ 1,092,000
Final Prospectus	true